Employee benefit plans - Plan Assets (Details) - Plan assets - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair values
Plan assets	€ 259,461	€ 335,170
Equity investments
Fair values
Index funds	73,252	94,384
Fixed income investments
Fair values
Government securities	3,996	9,221
Corporate bonds	169,634	211,992
Other bonds	9,995	15,529
U.S. treasury money market funds	2,491	3,940
Other types of investments
Fair values
Cash, money market and mutual funds	93	104
Level 1
Fair values
Plan assets	14,961	22,858
Level 1 | Equity investments
Fair values
Index funds	8,588	9,850
Level 1 | Fixed income investments
Fair values
Government securities	3,789	8,964
U.S. treasury money market funds	2,491	3,940
Level 1 | Other types of investments
Fair values
Cash, money market and mutual funds	93	104
Level 2
Fair values
Plan assets	238,402	304,096
Level 2 | Equity investments
Fair values
Index funds	64,664	84,534
Level 2 | Fixed income investments
Fair values
Government securities	207	257
Corporate bonds	169,634	211,992
Other bonds	3,897	7,313
Level 3
Fair values
Plan assets	6,098	8,216
Level 3 | Fixed income investments
Fair values
Other bonds	€ 6,098	€ 8,216